Acquisition of Subsidiaries - Schedule of Acquisition Intended to Expand the Company’s Business (Details) - AlloyX Limited [Member] $ in Thousands	12 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Acquisition Intended to Expand the Company’s Business [Line Items]
Additional paid-in capital	$ 349,987
Total consideration for acquisition	350,000
Allocation of the purchase consideration:
Cash and cash equivalents	760
Short-term investment	5,794
Other receivables, net	106
Amount due from related parties	203
Property and equipment, net	153
Right of use assets, operating leases	1,768
Goodwill	343,053
Total assets acquired	351,837
Accrued and other current liabilities	(6)
Amount due to related parties	(50)
Operating lease liabilities, current	(611)
Operating lease liabilities, non-current	(1,170)
Total liabilities assumed	(1,837)
Net assets acquired	350,000
Class A Ordinary Shares [Member]
Schedule of Acquisition Intended to Expand the Company’s Business [Line Items]
Ordinary shares value	11
Class B Ordinary Shares [Member]
Schedule of Acquisition Intended to Expand the Company’s Business [Line Items]
Ordinary shares value	$ 2